Other Assets	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
OTHER ASSETS	OTHER ASSETS

	As of December 31,
	2023	2022
Non-financial assets

Prepaid expenses	$5,298	$5,104
Prepayments to suppliers	954	2,239
Input tax from business tax	5,982	6,143
Temporary payments for commodity tax	5,820	13,034
Prepayments for property, plant and equipment	11,039	5,393
Intangible assets	772	883
Current tax assets	100	42
Others	77	109
	30,042	32,947

Financial assets

Refundable deposits	3,721	3,518
Restricted demand deposits	2,530	1,692
Restricted time deposits	3,286	3,457
Others	493	807
	10,030	9,474

	$40,072	$42,421

Current	$22,009	$30,961
Non-current	18,063	11,460
	$40,072	$42,421

Interest rates
Restricted time deposits	0.55%-6.75%	0.32%-1.46%
The following assets were provided as collaterals:

	As of December 31,
	2023	2022
Demand deposits pledged for bank loans	$2,530	$1,692
Time deposits pledged for bank guarantees	19	—
Time deposits pledged for government grants	—	201
Time deposits pledged for litigation*	3,267	3,256
	$5,816	$5,149
*On April 1, 2022, the Company initiated a litigation to claim compensation resulting from trade secret infringement in Taiwan district court. The Company lodged a security bond with interest in the amount of NT$100,320 thousand (approximately $3,267 thousand) at the court's lodge office to enforce the provisional attachment order associated with the said litigation against some of the defendants as security for any potential damages claimed due to a false provisional attachment, if any. The case is currently undergoing proceedings in the district court, the said provisional attachment remains valid.